Noncontrolling Interests (Property Partnerships) (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2013 Transbay Tower [Member] floor sqft	Feb. 26, 2013 Transbay Tower [Member]	Feb. 07, 2013 Transbay Tower [Member]	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] sqft	Oct. 09, 2013 Time Square Tower [Member] sqft	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] partners
Noncontrolling Interest [Line Items]
Partners Joint Venture Ownership Percentage					5.00%	50.00%	40.00%
Ownership Percentage					95.00%
Number of floors in building				60
Net Rentable Area				1,400,000			1,800,000	1,246,000
Payments to Acquire Land				$ 192,000,000
Number of Joint Venture Partners									2
Noncontrolling interest in property partnerships recorded upon consolidation	480,861,000	0	0				480,861,000
ownership interest sold (percent)								45.00%
Net Contractual Sales Price								684,000,000
Proceeds from sale of an interest in a real estate asset								673,100,000
Portion allocation to noncontrolling interest based on carrying value of the total equity of the property prior to the sale								243,500,000
Difference between net cash proceeds received and noncontrolling interest recognized								429,600,000
Property partnerships	$ 726,132,000	$ (1,964,000)